LEASES (Details 1) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Amortization of leased assets	[1]	$ 3,250	$ 3,250
Interest on lease liabilities	[2]	1,866	1,866
Total		$ 5,116	$ 5,116

[1]	Included in cost of goods sold and general and administrative in the consolidated statement of operations.
[2]	Included in interest expense in the consolidated statement of operations.